Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Nature of Business and Basis of Presentation
Note 1. Nature of Business and Basis of Presentation
Description of Business
Hyzon Motors Inc. (“Hyzon” or the “Company”), formerly known as Decarbonization Plus Acquisition Corporation (“DCRB”), headquartered in Honeoye Falls, New York, was incorporated in the State of Delaware on September 7, 2017. The Company is majority-owned by Hymas Pte. Ltd. (“Hymas”), which is majority-owned but indirectly controlled by Horizon Fuel Cell Technologies PTE Ltd., a Singapore company (“Horizon”). Hyzon assembles and supplies hydrogen fuel cell-powered commercial vehicles across the North American, Europe, China, and Australasia. In addition, Hyzon builds and fosters a clean hydrogen supply ecosystem with leading partners from feedstocks through production, dispensing and financing.
On February 8, 2021, legacy Hyzon Motors Inc. (“Legacy Hyzon”) incorporated in the State of Delaware on January 21, 2020, entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination”) with DCRB to effect a business combination between DCRB and Legacy Hyzon with DCRB Merger Sub Inc., a wholly owned subsidiary of DCRB, merging with and into Legacy Hyzon, with Legacy Hyzon surviving the merger as a wholly owned subsidiary of DCRB. The transaction was unanimously approved by DCRB’s Board of Directors and was approved at a special meeting of DCRB’s stockholders on July 15, 2021. On July 16, 2021, Legacy Hyzon completed its business combination with DCRB. Concurrent with the completion of the Business Combination, DCRB changed its name to “Hyzon Motors Inc.” and Legacy Hyzon changed its name to “Hyzon Motors USA Inc.”
Basis of Presentation
The accompanying consolidated financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the requirements and rules of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance refers to U.S. GAAP as found in U.S. Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).
Principles of Consolidation
The consolidated financial statements reflect the Company’s accounts and operations, those of its wholly owned subsidiaries and subsidiaries in which the Company has a controlling financial interest. In accordance with the provisions of ASC 810,
Consolidation
, we consolidate any variable interest entity (“VIE”) of which we are the primary beneficiary. We assess our relationships with all the VIEs on an ongoing basis to evaluate whether we continue to be the primary beneficiary. All intercompany accounts and transactions are eliminated upon consolidation. Our share of earnings or losses of nonconsolidated affiliates is included in our consolidated operating results using the equity method of accounting when we are able to exercise significant influence over the operating and financial decisions of the affiliate. Investments in other companies at carried at cost.
Use of Estimates
The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Information
The Company’s Chief Executive Officer has been identified as the chief operating decision maker. As the chief operating decision maker reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance, the Company has determined that it operates in one operating and reportable segment.
Liquidity and Capital Resources
The Company has incurred losses from operations since inception. The Company incurred net losses of $19.3 million and $14.4 million for the year ended December 31, 2021 and the period from January 21, 2020 (inception) through December 31, 2020, respectively. Accumulated deficit amounts to
$28.1 million and $14.3 million as of December 31, 2021 and 2020, respectively. Net cash used in operating activities was $95.2 million and $1.2 million for the year ended December 31, 2021 and the period from January 21, 2020 (inception) through December 31, 2020, respectively.
On July 16, 2021, the Company received $512.9 million in cash, net of redemption and transaction costs as a result of the Business Combination (see Note
3,
 Business Combination). As of December 31, 2021, the Company has $445.1
million in unrestricted cash. Management expects that the Company’s current source of liquidity including cash, after taking consideration of the current projections of cash flow used in operating and investing activities, will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements. Based on the above considerations, the Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.
Risks and Uncertainties
The Company is subject to a variety of risks and uncertainties common to early-stage companies with a history of losses and are expected to incur significant expenses and continuing losses for the foreseeable future. The risks and uncertainties include, but not limited to, further development of its technology, marketing and distribution channels, further development of its supply chain and manufacturing, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.
Reclassifications
Certain items previously reported in specific financial statement captions have been reclassified to conform to the current presentation in the consolidated financial statements and the accompanying notes.